Schedule of Investments (unaudited)
August 31, 2025
BlackRock International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 6.5%
Teck Resources Ltd., Class B	742,465	$ 25,387,670
Toronto-Dominion Bank (The)	411,203	30,875,781
Waste Connections, Inc.	98,528	18,208,327
		74,471,778
China — 6.2%
Alibaba Group Holding Ltd., ADR	238,868	32,247,180
Tencent Holdings Ltd.	508,100	39,349,555
		71,596,735
Denmark — 2.5%
Novo Nordisk A/S, Class B	509,065	28,766,966
France — 9.1%
Air Liquide SA	199,765	41,159,082
Cie de Saint-Gobain SA	156,027	16,844,554
EssilorLuxottica SA	74,855	22,833,427
Sanofi SA	245,969	24,403,081
		105,240,144
Germany — 5.0%
Deutsche Telekom AG, Registered Shares	661,616	24,211,850
SAP SE	121,122	32,968,971
		57,180,821
India — 3.4%
Axis Bank Ltd.	1,527,424	18,109,821
HDFC Bank Ltd.	1,911,478	20,631,399
		38,741,220
Italy — 2.9%
FinecoBank Banca Fineco SpA	1,547,960	33,980,586
Japan — 7.2%
Honda Motor Co. Ltd.	1,843,600	20,436,255
Keyence Corp.	68,300	26,038,920
Sony Group Corp.	1,344,000	36,733,054
		83,208,229
Netherlands — 6.8%
ASM International NV	51,628	24,790,231
ASR Nederland NV	245,893	17,059,489
Koninklijke KPN NV	7,645,887	36,487,389
		78,337,109
Singapore — 1.9%
United Overseas Bank Ltd.	788,300	21,588,904
South Korea — 2.5%
Kia Corp.	233,825	17,692,020
SK Hynix, Inc.	60,514	11,530,180
		29,222,200
Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA	1,924,955	35,032,282
Industria de Diseno Textil SA	494,958	24,480,314
		59,512,596
Security	Shares	Value
Sweden — 5.2%
Assa Abloy AB, Class B	859,141	$ 30,357,518
Atlas Copco AB, Class A	1,891,474	30,197,341
		60,554,859
Switzerland — 7.4%
Nestlé SA, Registered Shares	346,049	32,642,989
UBS Group AG, Registered Shares	716,811	29,037,605
Zurich Insurance Group AG, Class N	31,978	23,368,101
		85,048,695
Taiwan — 6.8%
MediaTek, Inc.	487,000	21,640,353
Taiwan Semiconductor Manufacturing Co. Ltd.	1,522,000	57,001,048
		78,641,401
United Kingdom — 15.7%
AstraZeneca PLC	215,670	34,380,908
British American Tobacco PLC	426,880	24,241,515
Haleon PLC	4,899,339	24,110,839
RELX PLC	713,049	33,181,438
Shell PLC	1,331,934	49,274,303
Taylor Wimpey PLC	11,863,434	15,347,694
		180,536,697
United States — 5.2%
General Electric Co.	65,508	18,027,802
Mastercard, Inc., Class A	41,247	24,553,927
Otis Worldwide Corp.	199,209	17,207,673
		59,789,402
Total Long-Term Investments — 99.5% (Cost: $1,039,929,444)		1,146,418,342
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(a)(b)	2,296,729	2,296,729
Total Short-Term Securities — 0.2% (Cost: $2,296,729)		2,296,729
Total Investments — 99.7% (Cost: $1,042,226,173)		1,148,715,071
Other Assets Less Liabilities — 0.3%		3,995,159
Net Assets — 100.0%		$ 1,152,710,230

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 9,597,371	$ —	$ (7,300,642)(a)	$ —	$ —	$ 2,296,729	2,296,729	$ 56,846	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 74,471,778	$ —	$ —	$ 74,471,778
China	32,247,180	39,349,555	—	71,596,735
Denmark	—	28,766,966	—	28,766,966
France	—	105,240,144	—	105,240,144
Germany	—	57,180,821	—	57,180,821
India	—	38,741,220	—	38,741,220
Italy	—	33,980,586	—	33,980,586
Japan	—	83,208,229	—	83,208,229
Netherlands	—	78,337,109	—	78,337,109
Singapore	—	21,588,904	—	21,588,904
South Korea	—	29,222,200	—	29,222,200
Spain	—	59,512,596	—	59,512,596
Sweden	—	60,554,859	—	60,554,859
Switzerland	—	85,048,695	—	85,048,695
Taiwan	—	78,641,401	—	78,641,401
United Kingdom	—	180,536,697	—	180,536,697
United States	59,789,402	—	—	59,789,402

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 2,296,729	$ —	$ —	$ 2,296,729
	$ 168,805,089	$ 979,909,982	$ —	$ 1,148,715,071

Portfolio Abbreviation
ADR	American Depositary Receipt